SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Working capital	$ (665,905)		$ 574,165
Valuation allowance against net deferred tax assets	100.00%		100.00%
Allowance for doubtful accounts			$ 0	$ 8,922
Minimum [Member]
Property and equipment estimated useful lives			3 years
Maximum [Member]
Property and equipment estimated useful lives			5 years
Common Stock [Member]
Effect of changes on retained earnings		$ 29,788
Notes Payable [Member]
Effect of changes on retained earnings		26,555	$ (26,555)
Retained Earnings [Member]
Effect of changes on retained earnings			29,788
Additional Paid-in Capital [Member]
Effect of changes on retained earnings		$ 56,343	$ (56,343)